Loan From Related Parties (Details) - Schedule of loan agreements - Maple View [Member] $ in Thousands	3 Months Ended
Dec. 31, 2021 USD ($)
Loan From Related Parties (Details) - Schedule of loan agreements [Line Items]
Loan Amount	$ 2,128
Guarantor	Michael Sabo